Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		¥ 26,600	¥ 44,032	¥ 222,135
Unused tax losses for which no deferred tax asset recognised		195,091	217,624	312,499
Unused tax credits for which no deferred tax asset recognised		19,066	15,369	78,914
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		365,925	365,925	365,925
Deferred tax benefit arising from the reversal of deferred tax asset previously written down	¥ 214,346
Undistributed earnings		3,760,763	2,914,503	1,949,697
Deferred tax expense (income) recognised in profit or loss		61,544
Remeasurement gain for the pre-owned equity interest		116,939
Deferred tax assets		298,589	215,669	210,333
Deferred tax liabilities		¥ 696,492	¥ 816,587	¥ 1,041,156
Average effective tax rate for calculating deductible temporary differences		21.00%	11.00%	27.00%
Expiration Period Of More Than 15 Years [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised		¥ 505
No Expiration Period [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised		101,001
Unused tax credits for which no deferred tax asset recognised		¥ 1,803	¥ 974	¥ 694
Average effective tax rate for calculating operating loss carryforwards		14.00%	13.00%	28.00%
No Expiration Period [Member] | Indefinitely Carryforward [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised			¥ 89,420	¥ 82,106
Expiration period of 1 year to 5 years [Member]
Statements [Line Items]
Unused tax losses with no expiration period for which no deferred tax asset recognised		¥ 55,197
Expiration period of 6 year to 10 years [Member]
Statements [Line Items]
Unused tax losses with no expiration period for which no deferred tax asset recognised		34,207
Expiration period of 11 year to 15 years [Member]
Statements [Line Items]
Unused tax losses with no expiration period for which no deferred tax asset recognised		¥ 4,181
Unused tax losses [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		82,106 million yen and 89,420 million yen, respectively. There were no significant changes in the operating loss carryforwards for all expiration periods incurred and expired in each fiscal year. The amount of the operating loss carryforwards is computed using an average tax rate of approximately 14% (an average of approximately 28% as of April 1, 2020 and approximately 13% as of March 31, 2021).
Unused tax credits [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		which was 1,803 million yen as of March 31, 2022, the major portion of the tax credit carryforwards expire within 5 years. The amount of tax credit carryforwards with no expiration date as of April 1, 2020 and March 31, 2021 was 694 million yen and 974 million yen, respectively.
Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Statements [Line Items]
Undistributed earnings		¥ 5,855
Unrealised foreign exchange gains (losses) [member]
Statements [Line Items]
Deferred tax assets		92,252	50,110
Deferred tax liabilities		¥ 429,930	¥ 164,011